Loans (Impaired Loans Information) (Detail) - JPY (¥) ¥ in Millions		12 Months Ended
		Mar. 31, 2018	Mar. 31, 2017
Accounts, Notes, Loans and Financing Receivable [Line Items]
Recorded investment requiring an allowance for loan losses	[1]	¥ 478,527	¥ 851,130
Recorded investment not requiring an allowance for loan losses	[1],[2]	136,733	129,754
Total		615,260	980,884
Unpaid principal balance		664,870	1,038,292
Related allowance	[3]	152,513	302,573
Average recorded investment		756,205	976,295
Interest income recognized	[4]	8,091	11,418
Domestic
Accounts, Notes, Loans and Financing Receivable [Line Items]
Recorded investment requiring an allowance for loan losses	[1]	415,181	690,567
Recorded investment not requiring an allowance for loan losses	[1],[2]	90,450	99,704
Total		505,631	790,271
Unpaid principal balance		539,541	829,163
Related allowance	[3]	124,180	241,471
Average recorded investment		604,617	807,103
Interest income recognized	[4]	7,049	9,378
Domestic | Manufacturing
Accounts, Notes, Loans and Financing Receivable [Line Items]
Recorded investment requiring an allowance for loan losses	[1]	135,083	372,241
Recorded investment not requiring an allowance for loan losses	[1],[2]	6,987	6,815
Total		142,070	379,056
Unpaid principal balance		146,857	383,812
Related allowance	[3]	45,750	148,777
Average recorded investment		218,899	375,895
Interest income recognized	[4]	1,869	2,859
Domestic | Construction and real estate
Accounts, Notes, Loans and Financing Receivable [Line Items]
Recorded investment requiring an allowance for loan losses	[1]	31,557	46,130
Recorded investment not requiring an allowance for loan losses	[1],[2]	9,276	11,346
Total		40,833	57,476
Unpaid principal balance		48,752	66,006
Related allowance	[3]	4,411	6,367
Average recorded investment		49,926	66,796
Interest income recognized	[4]	516	877
Domestic | Services
Accounts, Notes, Loans and Financing Receivable [Line Items]
Recorded investment requiring an allowance for loan losses	[1]	48,691	58,366
Recorded investment not requiring an allowance for loan losses	[1],[2]	9,384	8,004
Total		58,075	66,370
Unpaid principal balance		64,348	72,261
Related allowance	[3]	13,305	20,122
Average recorded investment		60,198	66,050
Interest income recognized	[4]	919	1,173
Domestic | Wholesale and retail
Accounts, Notes, Loans and Financing Receivable [Line Items]
Recorded investment requiring an allowance for loan losses	[1]	119,463	133,466
Recorded investment not requiring an allowance for loan losses	[1],[2]	11,421	13,435
Total		130,884	146,901
Unpaid principal balance		139,556	155,023
Related allowance	[3]	42,798	52,341
Average recorded investment		139,333	148,865
Interest income recognized	[4]	1,842	2,261
Domestic | Transportation and communications
Accounts, Notes, Loans and Financing Receivable [Line Items]
Recorded investment requiring an allowance for loan losses	[1]	25,019	19,386
Recorded investment not requiring an allowance for loan losses	[1],[2]	2,508	3,229
Total		27,527	22,615
Unpaid principal balance		28,480	23,568
Related allowance	[3]	6,862	5,968
Average recorded investment		25,672	24,035
Interest income recognized	[4]	370	371
Domestic | Banks and other financial institutions
Accounts, Notes, Loans and Financing Receivable [Line Items]
Recorded investment requiring an allowance for loan losses	[1]	8,392	2,601
Recorded investment not requiring an allowance for loan losses	[1],[2]	3,949	3,940
Total		12,341	6,541
Unpaid principal balance		12,341	6,873
Related allowance	[3]	3,176	962
Average recorded investment		8,648	5,305
Interest income recognized	[4]	78	50
Domestic | Other industries
Accounts, Notes, Loans and Financing Receivable [Line Items]
Recorded investment requiring an allowance for loan losses	[1]	3,650	6,484
Recorded investment not requiring an allowance for loan losses	[1],[2]	89	126
Total		3,739	6,610
Unpaid principal balance		3,869	6,740
Related allowance	[3]	3,563	1,999
Average recorded investment		4,537	6,053
Interest income recognized	[4]	53	91
Domestic | Individuals
Accounts, Notes, Loans and Financing Receivable [Line Items]
Recorded investment requiring an allowance for loan losses	[1]	43,326	51,893
Recorded investment not requiring an allowance for loan losses	[1],[2]	46,836	52,809
Total		90,162	104,702
Unpaid principal balance		95,338	114,880
Related allowance	[3]	4,315	4,935
Average recorded investment		97,404	114,104
Interest income recognized	[4]	1,402	1,696
Foreign
Accounts, Notes, Loans and Financing Receivable [Line Items]
Recorded investment requiring an allowance for loan losses	[1],[5]	63,346	160,563
Recorded investment not requiring an allowance for loan losses	[1],[2],[5]	46,283	30,050
Total	[5]	109,629	190,613
Unpaid principal balance	[5]	125,329	209,129
Related allowance	[3],[5]	28,333	61,102
Average recorded investment	[5]	151,588	169,192
Interest income recognized	[4],[5]	¥ 1,042	¥ 2,040

[1]	Amounts represent the outstanding balances of nonaccrual loans. The MHFG Group's policy for placing loans in nonaccrual status corresponds to the Group's definition of impaired loans.
[2]	These impaired loans do not require an allowance for loan losses because the MHFG Group has sufficient collateral to cover probable loan losses.
[3]	The allowance for loan losses on impaired loans includes the allowance for groups of loans which were collectively evaluated for impairment, in addition to the allowance for those loans that were individually evaluated for impairment. The total carrying amount of the groups of loans which were collectively evaluated for impairment at March 31, 2017 and 2018 was ¥302,251 million and ¥245,809 million, respectively.
[4]	Amounts represent the amount of interest income on impaired loans recognized on a cash basis and included in Interest income on loans in the consolidated statements of income.
[5]	The majority of Total foreign consist of Commercial and Industrial loans.